UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end August 31

Date of reporting period: September 1, 2024 – February 28, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

MAI Managed Volatility Fund

Semi-Annual Shareholder Report - February 28, 2025

MAIPX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.21%

How did the Fund perform in the last six months?

Over the six-month period ending February 28, 2025, the Fund's Institutional Class (MAIPX) returned 4.64%. Over the same period, the S&P 500 Index returned 6.11%. The index started the period with a sharp pullback, then gyrated between strong advances and pullbacks. In December, less than two weeks after posting its lowest close for the period, the CBOE Volatility Index (VIX Index) posted one of its sharpest spikes in history.

The Fund’s limited equity exposure coupled with its active approach to risk management and option writing limited its participation in these pullbacks while capturing approximately 75% of the market gain for the period.

We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aid in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Total Return Based on a $50,000 Investment

Date	Institutional Class	S&P 500® Index
02/28/15	$50,000	$50,000
05/31/15	$50,476	$50,320
08/31/15	$48,451	$47,340
11/30/15	$49,657	$50,212
02/29/16	$48,188	$46,905
05/31/16	$50,022	$51,184
08/31/16	$51,190	$53,283
11/30/16	$51,317	$54,259
02/28/17	$52,992	$58,619
05/31/17	$53,512	$60,125
08/31/17	$54,363	$61,933
11/30/17	$56,034	$66,669
02/28/18	$56,211	$68,643
05/31/18	$56,968	$68,773
08/31/18	$59,267	$74,110
11/30/18	$58,624	$70,853
02/28/19	$58,551	$71,856
05/31/19	$58,927	$71,374
08/31/19	$61,240	$76,275
11/30/19	$63,254	$82,267
02/29/20	$59,914	$77,743
05/31/20	$60,157	$80,537
08/31/20	$62,722	$93,007
11/30/20	$65,606	$96,628
02/28/21	$67,034	$102,069
05/31/21	$70,378	$113,009
08/31/21	$72,206	$121,994
11/30/21	$73,460	$123,607
02/28/22	$72,990	$118,797
05/31/22	$71,841	$112,670
08/31/22	$71,129	$108,297
11/30/22	$73,236	$112,223
02/28/23	$73,138	$109,660
05/31/23	$75,515	$115,962
08/31/23	$77,021	$125,564
11/30/23	$78,963	$127,754
02/29/24	$80,992	$143,054
05/31/24	$82,218	$148,648
08/31/24	$84,463	$159,637
11/30/24	$86,857	$171,051
02/28/25	$88,384	$169,384

The above chart represents historical performance of a hypothetical $50,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	9.13%	8.09%	5.86%
S&P 500® Index	18.41%	16.85%	12.98%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$214,064,960
# of Portfolio Holdings	82
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$778,533

Sector Weightings

(% total investments)

U.S. Government & Agency Obligations
27.1%
Money Market Fund
15.2%
Information Technology
18.4%
Financials
9.7%
Health Care
6.9%
Communication Services
6.6%
Consumer Discretionary
4.9%
Consumer Staples
3.7%
Industrials
3.4%
Energy
2.3%
Utilities
1.2%
Real Estate
0.8%
Materials
0.3%
Written Options
(0.5)%
-5%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Written Options	(0.5)%
Materials	0.3%
Real Estate	0.8%
Utilities	1.2%
Energy	2.3%
Industrials	3.4%
Consumer Staples	3.7%
Consumer Discretionary	4.9%
Communication Services	6.6%
Health Care	6.9%
Financials	9.7%
Information Technology	18.4%
Money Market Fund	15.2%
U.S. Government & Agency Obligations	27.1%

Top Ten Holdings

(% total net assets)*

Apple, Inc.	4.62%
Microsoft Corp.	3.66%
Visa, Inc., Class A	2.42%
Alphabet, Inc., Class A	2.28%
Meta Platforms, Inc., Class A	2.28%
Broadcom, Inc.	2.22%
Amazon.com, Inc.	2.22%
Oracle Corp.	1.91%
The Home Depot, Inc.	1.85%
JPMorgan Chase & Co.	1.59%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total net assets)

Common Stock	57.5%
U.S. Government & Agency Obligations	26.8%
Warrants	0.0%
Money Market Fund	15.0%
Written Options	(0.5)%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Institutional Class

Semi-Annual Shareholder Report - February 28, 2025

244S-MAIPX-25

MAI Managed Volatility Fund

Semi-Annual Shareholder Report - February 28, 2025

DIVPX

:  Investor Class

Fund Overview

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.46%

How did the Fund perform in the last six months?

Over the six-month period ending February 28, 2025, the Fund's Investor Class (DIVPX) returned 4.54%. Over the same period, the S&P 500 Index returned 6.11%. The index started the period with a sharp pullback, then gyrated between strong advances and pullbacks. In December, less than two weeks after posting its lowest close for the period, the CBOE Volatility Index (VIX Index) posted one of its sharpest spikes in history.

The Fund’s limited equity exposure coupled with its active approach to risk management and option writing limited its participation in these pullbacks while capturing approximately 75% of the market gain for the period.

We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aid in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Total Return Based on a $10,000 Investment

Date	Investor Class	S&P 500® Index
02/28/15	$10,000	$10,000
05/31/15	$10,092	$10,064
08/31/15	$9,674	$9,468
11/30/15	$9,910	$10,042
02/29/16	$9,612	$9,381
05/31/16	$9,973	$10,237
08/31/16	$10,202	$10,657
11/30/16	$10,221	$10,852
02/28/17	$10,545	$11,724
05/31/17	$10,650	$12,025
08/31/17	$10,803	$12,387
11/30/17	$11,137	$13,334
02/28/18	$11,163	$13,729
05/31/18	$11,298	$13,755
08/31/18	$11,745	$14,822
11/30/18	$11,619	$14,171
02/28/19	$11,590	$14,371
05/31/19	$11,653	$14,275
08/31/19	$12,105	$15,255
11/30/19	$12,498	$16,453
02/29/20	$11,827	$15,549
05/31/20	$11,877	$16,107
08/31/20	$12,374	$18,601
11/30/20	$12,931	$19,326
02/28/21	$13,200	$20,414
05/31/21	$13,856	$22,602
08/31/21	$14,204	$24,399
11/30/21	$14,443	$24,721
02/28/22	$14,344	$23,759
05/31/22	$14,105	$22,534
08/31/22	$13,956	$21,659
11/30/22	$14,364	$22,445
02/28/23	$14,340	$21,932
05/31/23	$14,789	$23,192
08/31/23	$15,076	$25,113
11/30/23	$15,439	$25,551
02/29/24	$15,836	$28,611
05/31/24	$16,063	$29,730
08/31/24	$16,493	$31,927
11/30/24	$16,946	$34,210
02/28/25	$17,242	$33,877

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	8.88%	7.83%	5.60%
S&P 500® Index	18.41%	16.85%	12.98%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$214,064,960
# of Portfolio Holdings	82
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$778,533

Sector Weightings

(% total investments)

Value	Value
Written Options	(0.5)%
Materials	0.3%
Real Estate	0.8%
Utilities	1.2%
Energy	2.3%
Industrials	3.4%
Consumer Staples	3.7%
Consumer Discretionary	4.9%
Communication Services	6.6%
Health Care	6.9%
Financials	9.7%
Information Technology	18.4%
Money Market Fund	15.2%
U.S. Government & Agency Obligations	27.1%

Top Ten Holdings

(% total net assets)*

Apple, Inc.	4.62%
Microsoft Corp.	3.66%
Visa, Inc., Class A	2.42%
Alphabet, Inc., Class A	2.28%
Meta Platforms, Inc., Class A	2.28%
Broadcom, Inc.	2.22%
Amazon.com, Inc.	2.22%
Oracle Corp.	1.91%
The Home Depot, Inc.	1.85%
JPMorgan Chase & Co.	1.59%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total net assets)

Common Stock	57.5%
U.S. Government & Agency Obligations	26.8%
Warrants	0.0%
Money Market Fund	15.0%
Written Options	(0.5)%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Investor Class

Semi-Annual Shareholder Report - February 28, 2025

244S-DIVPX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Semi-Annual Financials and Other Information
February 28, 2025
(Unaudited)
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
Schedule of Investments 1
Schedule of Call and Put Options Written 4
Notes to Schedules of Investments and Call and Put Options Written 5
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 11
Other Information 18

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 57.5%
Communication Services - 6.5%
28,660 Alphabet, Inc., Class A
(a)
$ 4,880,225
34,293 AT&T, Inc. 939,971
32,172 Comcast Corp., Class A 1,154,331
7,289 Meta Platforms, Inc., Class A 4,870,510
10,041 The Walt Disney Co. 1,142,666
17,941 Verizon Communications, Inc. 773,257
8,296 Warner Bros Discovery, Inc.
(b)
95,072
13,856,032
Consumer Discretionary - 4.9%
22,360 Amazon.com, Inc.
(a)(b)
4,746,581
2,814 McDonald's Corp. 867,641
10,544 NIKE, Inc., Class B 837,510
10,011 The Home Depot, Inc.
(a)
3,970,362
10,422,094
Consumer Staples - 3.6%
11,233 Altria Group, Inc. 627,363
5,660 Anheuser-Busch InBev SA/NV, ADR 338,694
1,270 Costco Wholesale Corp. 1,331,735
5,376 Diageo PLC, ADR 585,016
15,152 Mondelez International, Inc., Class A 973,213
9,224 PepsiCo., Inc.
(a)
1,415,607
4,882 The Procter & Gamble Co. 848,687
17,265 Walmart, Inc. 1,702,502
7,822,817
Energy - 2.2%
4,159 Chevron Corp. 659,701
4,761 EOG Resources, Inc. 604,361
7,329 Exxon Mobil Corp. 815,938
48,133 Kinder Morgan, Inc. 1,304,404
5,807 Marathon Petroleum Corp. 872,095
3,323 Occidental Petroleum Corp. 162,295
8,894 Schlumberger NV 370,524
4,789,318
Financials - 9.6%
52,675 Bank of America Corp.
(a)
2,428,317
4,184 Berkshire Hathaway, Inc., Class B
(b)
2,149,865
7,060 Chubb, Ltd. 2,015,489
11,965 Citigroup, Inc. 956,602
12,857 JPMorgan Chase & Co. 3,402,605
14,790 MetLife, Inc. 1,274,602
12,732 The Charles Schwab Corp. 1,012,576
13,795 U.S. Bancorp 646,986
14,260 Visa, Inc., Class A
(a)
5,172,245
19,495 Wells Fargo & Co. 1,526,848
20,586,135
Health Care - 6.8%
15,837 Abbott Laboratories
(a)
2,185,664
9,442 AbbVie, Inc. 1,973,661
7,031 Amgen, Inc. 2,165,970
11,136 Bristol-Myers Squibb Co. 663,928
9,531 CVS Health Corp. 626,377
9,690 Johnson & Johnson
(a)
1,599,044
10,745 Medtronic PLC 988,755
6,765 Merck & Co., Inc. 624,071
676 Organon & Co. 10,079
20,839 Pfizer, Inc. 550,775
6,703 UnitedHealth Group, Inc.
(a)
3,183,657

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2025

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 6.8% (continued)
2,585 Viatris, Inc. $ 23,860
14,595,841
Industrials - 3.4%
5,392 Carrier Global Corp. 349,402
9,007 Honeywell International, Inc. 1,917,500
2,696 Otis Worldwide Corp. 269,007
14,637 RTX Corp. 1,946,575
3,529 The Boeing Co.
(b)
616,269
4,919 Union Pacific Corp. 1,213,468
7,679 United Parcel Service, Inc., Class B 914,031
7,226,252
Information Technology - 18.2%
12,466 Advanced Micro Devices, Inc.
(b)
1,244,855
40,860 Apple, Inc.
(a)
9,881,582
23,870 Broadcom, Inc. 4,760,394
27,517 Cisco Systems, Inc. 1,764,115
4,805 Fortinet, Inc.
(b)
518,988
15,389 Intel Corp. 365,181
2,669 Intuit, Inc. 1,638,339
19,736 Microsoft Corp. 7,834,995
20,240 NVIDIA Corp. 2,528,381
24,562 Oracle Corp. 4,078,766
12,656 QUALCOMM, Inc. 1,989,143
2,444 ServiceNow, Inc.
(b)
2,272,333
38,877,072
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 732,836
Real Estate - 0.8%
4,439 American Tower Corp. REIT 912,747
25,155 Weyerhaeuser Co. REIT 757,166
1,669,913
Utilities - 1.2%
37,380 NextEra Energy, Inc.
(a)
2,622,955
Total Common Stock (Cost $53,502,265) 123,201,265
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 26.8%
U.S. Treasury Securities - 26.8%
$ 2,000,000 U.S. Treasury Bill
(c)
5.08% 06/12/25 1,976,546
10,000,000 U.S. Treasury Bill
(a) (c)
3.96  09/04/25 9,789,434
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,494,223
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,508,621
3,000,000 U.S. Treasury Note/Bond
(a)
4.25  10/15/25 3,000,328
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 10,087,109
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,512,891
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,019,726
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 5,004,883
57,393,761
Total U.S. Government & Agency Obligations (Cost $57,155,743) 57,393,761
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 11,168

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2025

See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 15.0%
32,009,893 First American Government Obligations Fund, Class X, 4.29%
(d)
(Cost $32,009,894) $ 32,009,893
Investments, at value - 99.3% (Cost $142,667,902) $ 212,616,087
Total Written Options - (0.5)% (Premiums Received $(1,874,907)) (1,022,428)
Other Assets & Liabilities, Net - 1.2% 2,471,301
Net Assets - 100.0% $ 214,064,960

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
February 28, 2025

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.5)%
Call Options Written - (0.4)%
(10) CBOE S&P 500 INDEX $ 6,100.00 03/25 $ 5,949,440 $ (27,900)
(10) CBOE S&P 500 INDEX 6,015.00 04/25 5,949,440 (77,500)
(10) CBOE S&P 500 INDEX 6,000.00 03/25 5,949,440 (33,050)
(5) CBOE S&P 500 INDEX 6,125.00 03/25 2,974,720 (5,575)
(10) CBOE S&P 500 INDEX 5,960.00 03/25 5,949,440 (74,450)
(10) CBOE S&P 500 INDEX 6,015.00 03/25 5,949,440 (62,300)
(5) CBOE S&P 500 INDEX 6,050.00 04/25 2,974,720 (30,300)
(10) CBOE S&P 500 INDEX 6,200.00 04/25 5,949,440 (19,600)
(5) CBOE S&P 500 INDEX 6,150.00 04/25 2,974,720 (15,975)
(5) CBOE S&P 500 INDEX 6,100.00 04/25 2,974,720 (15,625)
(5) CBOE S&P 500 INDEX 6,075.00 04/25 2,974,720 (29,550)
(5) CBOE S&P 500 INDEX 6,250.00 04/25 2,974,720 (8,500)
(10) CBOE S&P 500 INDEX 6,175.00 04/25 5,949,440 (33,700)
(5) CBOE S&P 500 INDEX 6,150.00 04/25 2,974,720 (20,650)
(5) CBOE S&P 500 INDEX 6,140.00 04/25 2,974,720 (22,300)
(5) CBOE S&P 500 INDEX 6,130.00 04/25 2,974,720 (24,075)
(10) CBOE S&P 500 INDEX 6,250.00 04/25 5,949,440 (22,350)
(10) CBOE S&P 500 INDEX 6,100.00 04/25 5,949,440 (68,390)
(10) CBOE S&P 500 INDEX 6,040.00 04/25 5,949,440 (96,900)
(10) CBOE S&P 500 INDEX 6,225.00 05/25 5,949,440 (38,500)
Total Call Options Written (Premiums Received $(1,471,257)) (727,190)
Put Options Written - (0.1)%
(5) CBOE S&P 500 INDEX 5,500.00 03/25 2,750,000 (6,625)
(10) CBOE S&P 500 INDEX 5,450.00 03/25 5,450,000 (11,100)
(5) CBOE S&P 500 INDEX 5,675.00 03/25 2,837,500 (2,425)
(5) CBOE S&P 500 INDEX 5,575.00 03/25 2,787,500 (963)
(5) CBOE S&P 500 INDEX 5,725.00 03/25 2,862,500 (10,950)
(10) CBOE S&P 500 INDEX 5,500.00 03/25 5,500,000 (6,700)
(5) CBOE S&P 500 INDEX 5,475.00 04/25 2,737,500 (9,325)
(10) CBOE S&P 500 INDEX 5,350.00 04/25 5,350,000 (12,800)
(15) CBOE S&P 500 INDEX 5,550.00 04/25 8,325,000 (43,425)
(10) CBOE S&P 500 INDEX 5,500.00 04/25 5,500,000 (24,850)
(10) CBOE S&P 500 INDEX 5,700.00 04/25 5,700,000 (53,950)
(5) CBOE S&P 500 INDEX 5,600.00 04/25 2,800,000 (20,050)
(10) CBOE S&P 500 INDEX 5,500.00 04/25 5,500,000 (30,050)
(5) CBOE S&P 500 INDEX 5,575.00 04/25 2,787,500 (20,775)
(5) CBOE S&P 500 INDEX 5,500.00 04/25 2,750,000 (17,000)
(5) CBOE S&P 500 INDEX 5,425.00 04/25 2,712,500 (13,950)
(5) CBOE S&P 500 INDEX 5,300.00 04/25 2,650,000 (10,300)
Total Put Options Written (Premiums Received $(403,650)) (295,238)
Total Written Options - (0.5)% (Premiums Received
$(1,874,907)) $ (1,022,428)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
February 28, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 28, 2025.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 13,856,032 $ – $ – $ 13,856,032
Consumer Discretionary 10,422,094 – – 10,422,094
Consumer Staples 7,822,817 – – 7,822,817
Energy 4,789,318 – – 4,789,318
Financials 20,586,135 – – 20,586,135
Health Care 14,595,841 – – 14,595,841
Industrials 7,226,252 – – 7,226,252
Information Technology 38,877,072 – – 38,877,072
Materials 732,836 – – 732,836
Real Estate 1,669,913 – – 1,669,913
Utilities 2,622,955 – – 2,622,955
U.S. Government & Agency Obligations – 57,393,761 – 57,393,761
Warrants 11,168 – – 11,168
Money Market Fund 32,009,893 – – 32,009,893
Investments at Value $ 155,222,326 $ 57,393,761 $ – $ 212,616,087
Total Assets $ 155,222,326 $ 57,393,761 $ – $ 212,616,087
Liabilities
Other Financial Instruments*
Written Options (244,290) (778,138) – (1,022,428)
Total Liabilities $ (244,290) $ (778,138) $ – $ (1,022,428)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025

See Notes to Financial Statements.
* $1,252,451 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $142,667,902) $ 212,616,087
Cash 474,994
Deposits with broker* 1,252,451
Receivables:
Fund shares sold 190,701
Investment securities sold 35,662
Dividends and interest 797,253
Prepaid expenses 23,596
Total Assets
215,390,744
LIABILITIES
Call options written, at value (Premiums received $1,471,257) 727,190
Put options written, at value (Premiums received $403,650) 295,238
Payables:
Investment securities purchased 19,263
Fund shares redeemed 97,044
Accrued Liabilities:
Investment adviser fees 111,962
Fund services fees 20,859
Other expenses 54,228
Total Liabilities
1,325,784
NET ASSETS
$ 214,064,960
COMPONENTS OF NET ASSETS
Paid-in capital $ 150,893,517
Distributable Earnings 63,171,443
NET ASSETS
$ 214,064,960
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 13,779,506
Investor Shares 71,299
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $212,902,989) $ 15.45
Investor Shares (based on net assets of $1,161,971) $ 16.30

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 1,998,516
Interest income 1,501,721
Total Investment Income
3,500,237
EXPENSES
Investment adviser fees 874,781
Fund services fees 144,087
Transfer agent fees:
Institutional Shares 4,681
Investor Shares 1,548
Non 12b-1 shareholder servicing fees:
Institutional Shares 99,412
Investor Shares 588
Distribution fees:
Investor Shares 1,261
Custodian fees 12,745
Registration fees:
Institutional Shares 11,714
Investor Shares 10,266
Professional fees 42,988
Trustees' fees and expenses 7,863
Interest expense 259,388
Other expenses 40,282
Total Expenses 1,511,604
Fees waived
(96,248)
Net Expenses
1,415,356
NET INVESTMENT INCOME
2,084,881
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
26,253
Written options
773,161
Net realized gain
799,414
Net change in unrealized appreciation (depreciation) on:
Investments
6,918,005
Written options
978,105
Net change in unrealized appreciation (depreciation)
7,896,110
NET REALIZED AND UNREALIZED GAIN
8,695,524
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 10,780,405

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
February 28,
2025
For the Year
Ended
August 31,
2024
OPERATIONS
Net investment income $ 2,084,881 $ 6,027,749
Net realized gain (loss) 799,414 (4,520,811)
Net change in unrealized appreciation (depreciation) 7,896,110 21,284,913
Increase in Net Assets Resulting from Operations
10,780,405 22,791,851
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,502,570) (11,774,378)
Investor Shares (4,802) (25,113)
Total Distributions Paid
(2,507,372) (11,799,491)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 9,148,372 33,202,847
Investor Shares 845,153 1,149,477
Reinvestment of distributions:
Institutional Shares 2,413,489 11,432,652
Investor Shares 4,802 25,113
Redemption of shares:
Institutional Shares
(51,074,035) (58,701,689)
Investor Shares
(508,646) (1,006,056)
Decrease in Net Assets from Capital Share Transactions
(39,170,865) (13,897,656)
Decrease in Net Assets
(30,897,832) (2,905,296)
NET ASSETS
Beginning of Period
244,962,792 247,868,088
End of Period
$ 214,064,960 $ 244,962,792
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 600,376 2,301,493
Investor Shares 52,943 75,914
Reinvestment of distributions:
Institutional Shares 159,818 798,871
Investor Shares 301 1,683
Redemption of shares:
Institutional Shares
(3,346,879) (4,066,334)
Investor Shares
(31,841) (66,585)
Decrease in Shares
(2,565,282) (954,958)

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February 28,
2025
For the Years Ended August 31,
2024 2023 2022 2021 2020
INSTITUTIONAL CLASS
NET ASSET VALUE,
Beginning of Period
$ 14.92 $ 14.27 $ 13.61 $ 13.82 $ 12.01 $ 11.90
INVESTMENT
OPERATIONS
Net investment
income (a) 0.13 0.35 0.27 0.03 0.00
(b)
0.09
Net realized and
unrealized gain (loss)
0.56 0.99 0.84 (0.24) 1.82 0.19
Total from Investment
Operations
0.69 1.34 1.11 (0.21) 1.82 0.28
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income (0.16) (0.36) (0.21) (0.00)
(b)
(0.01) (0.11)
Net realized gain
– (0.33) (0.24) – – (0.06)
Total Distributions to
Shareholders
(0.16) (0.69) (0.45) (0.00) (0.01) (0.17)
NET ASSET VALUE, End
of Period
$ 15.45 $ 14.92 $ 14.27 $ 13.61 $ 13.82 $ 12.01
TOTAL RETURN
4.64%(c) 9.66% 8.29% (1.49)% 15.12% 2.42%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 212,903 $ 244,181 $ 247,291 $ 200,883 $ 175,686 $ 156,165
Ratios to Average Net
Assets:
Net investment
income 1.79%(d) 2.44% 1.97% 0.23% 0.02% 0.73%
Net expenses 1.21%(d) 0.99% 0.99% 1.00% 1.03% 1.00%
Dividend and interest
expenses 0.22%(d) –% –% 0.01% 0.04% 0.01%
Net expenses without
dividend and interest
expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.28%(d) 1.05% 1.04% 1.06% 1.12% 1.12%
PORTFOLIO TURNOVER
RATE 10%(c) 6% 0% 9% 0% 22%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February 28,
2025
For the Years Ended August 31,
2024 2023 2022 2021 2020
INVESTOR CLASS
NET ASSET VALUE,
Beginning of Period
$ 15.67 $ 14.83 $ 14.03 $ 14.28 $ 12.44 $ 12.24
INVESTMENT
OPERATIONS
Net investment
income (loss) (a) 0.12 0.33 0.25 0.00
(b)
(0.03) 0.06
Net realized and
unrealized gain (loss)
0.59 1.03 0.87 (0.25) 1.87 0.21
Total from Investment
Operations
0.71 1.36 1.12 (0.25) 1.84 0.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income (0.08) (0.19) (0.08) – – (0.01)
Net realized gain
– (0.33) (0.24) – – (0.06)
Total Distributions to
Shareholders
(0.08) (0.52) (0.32) – – (0.07)
NET ASSET VALUE, End
of Period
$ 16.30 $ 15.67 $ 14.83 $ 14.03 $ 14.28 $ 12.44
TOTAL RETURN
4.54%(c) 9.40% 8.03% (1.75)% 14.79% 2.22%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 1,162 $ 782 $ 577 $ 440 $ 425 $ 315
Ratios to Average Net
Assets:
Net investment
income (loss) 1.52%(d) 2.20% 1.72% (0.01)% (0.23)% 0.48%
Net expenses 1.46%(d) 1.24% 1.24% 1.25% 1.28% 1.25%
Dividend and interest
expenses 0.22%(d) –% –% 0.01% 0.04% 0.01%
Net expenses without
dividend and interest
expenses 1.24%(d) 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (e) 4.60%(d) 4.82% 6.22% 7.57% 8.12% 6.78%
PORTFOLIO TURNOVER
RATE 10%(c) 6% 0% 9% 0% 22%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the
Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level
2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of February 28, 2025, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.
The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of February 28, 2025, are disclosed in the
Fund’s Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group,
LLC (d/b/a ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts, which are reflected as distribution fees in the statement of operations. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-
1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the
Chairman). The Audit Committee Chairman receives an additional $2,000 annually. Effective January
1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman), and the
Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least January 1, 2026. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 28, 2025, fees waived were $96,248.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of February 28, 2025, $481,002 is subject to recapture by the
Adviser .

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
Note 5. Security Transactions
Investment transactions for the period ended February 28, 2025, excluding U.S. Government and
Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the period ended February 28,
2025, were as follows:
Note 6. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the period ended February 28, 2025 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums paid on purchased options and premiums received on written options for the period ended February 28, 2025, for any derivative type that was held during the year is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
February 28, 2025 :
Non-U.S. Government Obligations
Purchases Sales
$ 123,896 $ –
U.S. Government Obligations
Purchases Sales
$ 17,449,609 $ 36,500,000
Written Options $ (10,118,746)

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
Realized and unrealized gains and losses on derivatives contracts during the period ended February
28, 2025 , by the Fund are recorded in the following locations on the Statement of Operations:
Asset (liability) amounts shown in the table below represent amounts for derivative related investments at February 28, 2025. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of February 28, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
Location: Equity Risk
Liability derivatives:
Call options written $ (727,190)
Put options written (295,238)
Total liability derivatives $ (1,022,428)
Location:
Equity
Contracts
Net realized gain (loss) on:
Written options $ 773,161
Total net realized gain (loss) $ 773,161
Net change in unrealized
appreciation (depreciation)
on:
Written options $ 978,105
Total net change in
unrealized appreciation
(depreciation) $ 978,105
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** $ (1,022,428) $ 1,022,428 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation $ 72,972,214
Gross Unrealized Depreciation (2,171,550)
Net Unrealized Appreciation $ 70,800,664

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2025
As of August 31, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to investments in real estate investment trusts, wash sales, straddles, index options and equity return of capital.
For tax purposes, the prior year deferred late year loss was $7,740,417 (realized during the period
November 1, 2023 through August 31, 2024). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, September 1, 2024.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Undistributed Ordinary Income
$ 997,705
Capital and Other Losses
(7,740,417)
Net Unrealized Appreciation
61,641,122
Total
$ 54,898,410

MAI Managed Volatility Fund
OTHER INFORMATION
February 28, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
At the September 20, 2024 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the
Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the
Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the
Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser providing services to the
Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the
Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

MAI Managed Volatility Fund
OTHER INFORMATION
February 28, 2025
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark index for the
Fund, for the one-, three-, five-, and 10-year periods ended June 30, 2024 and for the period since the Fund’s inception on September 23, 2010. The Board noted the Adviser’s representation and explanation of why there are limitations inherent in a direct comparison of the Fund’s performance to that of a broad-based securities market index, and that, in contrast to the index, the Fund’s unique investment strategy resulted in less net equity exposure, a more concentrated portfolio of investments, and a divergence in sector weightings. The Board noted the Adviser’s representation that the Fund focused on large capitalization, total return-oriented stocks and a target equity weighting of only 45%
to 55% of the Fund’s total assets, which limited the Fund’s participation in rising stock markets, such as the market environment experienced over the past several years.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics potentially similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peer group (the “Peers”) for the one-, three-, and five-year periods ended June 30, 2024, and outperformed the average of the Peers for the 10-year period ended
June 30, 2024. The Board noted that the Adviser seeks to achieve the Fund’s investment objective of income and long-term capital appreciation in part through strong relative performance in down markets by generating option and dividend income, which is designed to mitigate loss of principal and may result in performance deviations relative to the S&P 500 Index and the Peers. The Board also noted the Adviser’s representation that the Fund carried a four-star Morningstar rating among the options category and continued to perform as expected in light of prevailing market conditions that were not favorable to the Fund’s investment strategy.
Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the
Fund compared to its Peers. The Board observed that each of the actual advisory fee rate and actual total expenses for the Fund were lower than the median of the Peers. The Board noted that the Adviser had contractually agreed to waive its advisory fee and reimburse Fund expenses as necessary to keep the overall expense ratios for each of the Fund’s share classes at levels that the Adviser believes are advantageous to asset accumulation. Based on the foregoing and other applicable considerations, the
Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its mutual fund operations. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Adviser indicating its profitability and expenses from overall operations and the Adviser’s representation that the Fund required significantly more attention and resources

MAI Managed Volatility Fund
OTHER INFORMATION
February 28, 2025
than the other accounts managed by the Adviser, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the contractual expense cap. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level, the Adviser was not proposing breakpoints in the advisory fee at this time.
Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the
Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Independence, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-SAR-0225

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 15, 2025